Note 16 - Loss Per Share - Antidilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive securities (in shares)	56,552	76,858	78,625
Convertible Preferred Stock [Member]
Antidilutive securities (in shares)		42,001	51,091
Restricted Stock [Member]
Antidilutive securities (in shares)			2,607
Share-based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	30,480	34,857	24,927
Restricted Stock Units (RSUs) [Member]
Antidilutive securities (in shares)	5,167
Warrant [Member]
Antidilutive securities (in shares)	17,905
Company Earn-Outs [Member]
Antidilutive securities (in shares)	3,000